UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting periods October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): May 9, 2019

Commission File Number of securitizer: 025-01110

Central Index Key Number of securitizer: 0001323260

HSI Asset Securitization Corp.

Mark Wirth

(212) 525-4029

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

HSI Asset Securitization Corp. (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on December 31, 2018.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G.(1)(2)

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by HSI Asset Securitization Corp. on February 4, 2019 (the “Original Filing”) and is being filed to replace in its entirety Exhibit 99.1 from the Original Filing in order to disclose repurchase demands made during the Quarterly Period that were previously unknown to the Securitizer.

(1) The Securitizer has listed the entity (the “Originator”) that originated and sold the mortgage loans to HSBC Bank USA, National Association, which in turn sold the loans to the Securitizer. The Originator made the relevant representations and warranties and has the corresponding repurchase obligation. The Securitizer acted as depositor in the relevant transaction and has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it was a Securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on its records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the Securitizer. However, we cannot be certain that we have obtained all applicable Reporting Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not responded to our request for Reportable Information or to requests for Repurchases, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information or the current status of repurchase demands made during or prior to the reporting period, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) The Securitizer has not included information for prior reporting periods for which there has been no change in loan status or data reported from that status identified or data reported with respect to such reporting period identified in the report filed with the Securities Exchange Commission on May 12, 2017.

Exhibits

99.1   Table for Form ABS-15G/A (Repurchase reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSI ASSET SECURITIZATION CORP.

(Securitizer)

By:	/s/ Mark Wirth
Name:	Mark Wirth
Title:	President and Senior Officer in Charge of Securitization

Date: May 9, 2019

EXHIBIT INDEX

Exhibit Number

99.1      Table for Form ABS-15G/A (Repurchase reporting)